Annual Fund Operating Expenses - Class T - DWS Massachusetts Tax-Free Fund - Class T	Aug. 01, 2021
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	0.25%
Interest expense	0.01%
Other expenses	0.33%	[1]
Total other expenses	0.34%
Total annual fund operating expenses	1.03%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.